Investment Objectives and Goals - The Disciplined Growth Investors Fund	Jul. 09, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND Summary—The Disciplined Growth Investors Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Disciplined Growth Investors Fund (the “Fund”) seeks long-term capital growth,
Objective, Secondary [Text Block]	and as a secondary objective, modest income with reasonable risk.